Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other (Tables)	6 Months Ended
Jun. 30, 2011
Profit/(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
Profit Loss On Sale Of Assets Realization Of Loans Indirect Tax And Other [Text Block]
	Six months ended June 30,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Indirect tax expenses and legal claims (1)	10	11
Black economic empowerment transaction restructuring costs for Izingwe Holdings (Proprietary) Limited	7	-
Impairment of investments (2)	2	-
Impairment of other receivables	1	7
Royalties received (3)	(58)	-
Profit on disposal of the Company's subsidiary ISS International Limited (4)	(2)	-
(Profit)/loss on disposal of land, equipment and assets in South Africa, Continental Africa, Australasia and the Americas	(1)	4
Mining contractor termination costs	-	1
Profit on disposal of investments	-	(6)
Insurance claim recovery	-	(1)

	(41)	16

Taxation expense/(benefit) on above items	11	(1)

(1) Indirect taxes and legal claims are in respect of:
Ghana	5
Guinea	4	5
Namibia	1
Tanzania		6

(2) Impairment of investments include (see note M):
Village Main Reef Limited shares (South Africa)	2

(3) Included in royalties received are royalties from Newmont Mining Corporation (2009 sale of Boddington Gold mine), Simmers & Jack Mines Limited (2010 sale of Tau Lekoa Gold mine) and the sale of AngloGold Ashanti Ghana Limited's interests in a royalty stream related to the Ayanfuri Mine to Franco Nevada Corporation for $35 million during June 2011.

(4) ISS International Limited ("ISSI") was classified as held for sale effective November 3, 2010, after AngloGold Ashanti entered into a memorandum of understanding with the Institute of Mine Seismology for the disposal of ISSI. The sale was concluded on February 28, 2011.